Shareholder Report, Holdings (Details)	Oct. 31, 2024
Columbia Bond Fund - Class A | Uniform Mortgage-Backed Security TBA 11/14/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Bond Fund - Class A | Uniform Mortgage-Backed Security TBA 11/14/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Bond Fund - Class A | Uniform Mortgage-Backed Security TBA 11/14/2054 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Bond Fund - Class A | Uniform Mortgage-Backed Security TBA 11/14/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Class A | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Class A | Federal National Mortgage Association 09/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Bond Fund - Class A | Federal Home Loan Mortgage Corp.09/01/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Class A | Federal Home Loan Mortgage Corp.08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Class A | RR 1 LLC 07/15/2035 6.518% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Class A | AbbVie, Inc. 03/15/2029 4.800% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
Columbia Bond Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Bond Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Bond Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Bond Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Bond Fund - Class A | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Bond Fund - Class A | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Bond Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Bond Fund - Class A | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Bond Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Bond Fund - Class A | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Bond Fund - Class A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Bond Fund - Advisor Class | Uniform Mortgage-Backed Security TBA 11/14/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Bond Fund - Advisor Class | Uniform Mortgage-Backed Security TBA 11/14/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Bond Fund - Advisor Class | Uniform Mortgage-Backed Security TBA 11/14/2054 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Bond Fund - Advisor Class | Uniform Mortgage-Backed Security TBA 11/14/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Advisor Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Advisor Class | Federal National Mortgage Association 09/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Bond Fund - Advisor Class | Federal Home Loan Mortgage Corp.09/01/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Advisor Class | Federal Home Loan Mortgage Corp.08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Advisor Class | RR 1 LLC 07/15/2035 6.518% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Advisor Class | AbbVie, Inc. 03/15/2029 4.800% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Advisor Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
Columbia Bond Fund - Advisor Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Bond Fund - Advisor Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Bond Fund - Advisor Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Bond Fund - Advisor Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Bond Fund - Advisor Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Bond Fund - Advisor Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Bond Fund - Advisor Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Bond Fund - Advisor Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Bond Fund - Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Bond Fund - Advisor Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Bond Fund - Advisor Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Bond Fund - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Bond Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 11/14/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Bond Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 11/14/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Bond Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 11/14/2054 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Bond Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 11/14/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Institutional Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Institutional Class | Federal National Mortgage Association 09/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Bond Fund - Institutional Class | Federal Home Loan Mortgage Corp.09/01/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Institutional Class | Federal Home Loan Mortgage Corp.08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Institutional Class | RR 1 LLC 07/15/2035 6.518% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Institutional Class | AbbVie, Inc. 03/15/2029 4.800% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
Columbia Bond Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Bond Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Bond Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Bond Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Bond Fund - Institutional Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Bond Fund - Institutional Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Bond Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Bond Fund - Institutional Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Bond Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Bond Fund - Institutional Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Bond Fund - Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Bond Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 11/14/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Bond Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 11/14/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Bond Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 11/14/2054 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Bond Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 11/14/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Institutional 2 Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Institutional 2 Class | Federal National Mortgage Association 09/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Bond Fund - Institutional 2 Class | Federal Home Loan Mortgage Corp.09/01/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Institutional 2 Class | Federal Home Loan Mortgage Corp.08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Institutional 2 Class | RR 1 LLC 07/15/2035 6.518% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Institutional 2 Class | AbbVie, Inc. 03/15/2029 4.800% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
Columbia Bond Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Bond Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Bond Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Bond Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Bond Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Bond Fund - Institutional 2 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Bond Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Bond Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Bond Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Bond Fund - Institutional 2 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Bond Fund - Institutional 2 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Bond Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 11/14/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Bond Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 11/14/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Bond Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 11/14/2054 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Bond Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 11/14/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Institutional 3 Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Institutional 3 Class | Federal National Mortgage Association 09/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Bond Fund - Institutional 3 Class | Federal Home Loan Mortgage Corp.09/01/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Institutional 3 Class | Federal Home Loan Mortgage Corp.08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Institutional 3 Class | RR 1 LLC 07/15/2035 6.518% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Institutional 3 Class | AbbVie, Inc. 03/15/2029 4.800% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
Columbia Bond Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Bond Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Bond Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Bond Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Bond Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Bond Fund - Institutional 3 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Bond Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Bond Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Bond Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Bond Fund - Institutional 3 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Bond Fund - Institutional 3 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Bond Fund - Class S | Uniform Mortgage-Backed Security TBA 11/14/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Bond Fund - Class S | Uniform Mortgage-Backed Security TBA 11/14/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Bond Fund - Class S | Uniform Mortgage-Backed Security TBA 11/14/2054 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Bond Fund - Class S | Uniform Mortgage-Backed Security TBA 11/14/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Class S | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Class S | Federal National Mortgage Association 09/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Bond Fund - Class S | Federal Home Loan Mortgage Corp.09/01/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Class S | Federal Home Loan Mortgage Corp.08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Class S | RR 1 LLC 07/15/2035 6.518% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Class S | AbbVie, Inc. 03/15/2029 4.800% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Class S | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
Columbia Bond Fund - Class S | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Bond Fund - Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Bond Fund - Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Bond Fund - Class S | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Bond Fund - Class S | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Columbia Bond Fund - Class S | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Bond Fund - Class S | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Bond Fund - Class S | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Bond Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Bond Fund - Class S | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Bond Fund - Class S | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%